Summary of Significant Accounting Policies and Practices (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Offering cost	$ 1,125,000
Unrecognized tax benefits	0	$ 0
Net operating loss	180,695
Deferred tax assets gross	7,228
Deferred tax assets allowance	0
Bonds issued and oustanding at par	$ 195,000	$ 196,000